Capital Commitments - Additional Information (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of finance lease and operating lease by lessee [Line Items]
Commitments to purchase property, plant and equipment	$ 113	$ 180
2020 [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Commitments to purchase property, plant and equipment	25
2021 [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Commitments to purchase property, plant and equipment	53
2022 [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Commitments to purchase property, plant and equipment	$ 35